Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary ofAmounts Arising From Insurance Contracts

	Cover	Dates of cover	Amount insured (1)	Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	01/08/2018 – 01/08/2019	R$53,348	R$12
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	04/29/2017 – 04/29/2018	US$4,675 US$14,000	US$58
Warehouse stores	Fire	10/02/2017 – 10/02/2018	R$14,931	R$21
Buildings	Fire	01/08/2018 – 01/08/2019	R$454,828	R$98
Telecoms equipment	Fire	01/08/2018 – 01/08/2019	R$11,514	R$5
Operational risk	—	12/07/2017 – 12/07/2018	R$1,333,711	R$1,790
Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	04/29/2017 – 04/29/2018	US$3,613 US$14,000	US$42
Warehouse stores	Fire	10/02/2017 – 10/02/2018	R$84,169	R$120
Facilities in buildings	Fire	01/08/2018 – 01/08/2019	R$1,003,221	R$217
Telecoms equipment	Fire	01/08/2018 – 01/08/2019	R$17,208	R$7
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	12/07/2017 – 12/07/2018	R$471,265	R$633
Gasmig
Gas distribution network / Third party	Third party	12/15/17 – 12/15/18	R$60,000	R$429
Own vehicle fleet (Operation)	Damage to third parties only	07/07/17 – 07/07/18	R$500	R$2
Own vehicle fleet (Directors)	Full cover	10/25/17 – 10/25/18	R$100	R$1
Facilities—multirisk	Robbery, theft and fire	01/01/17 – 01/01/18	R$41,374	R$50

(1)	Amounts expressed in R$ ‘000 or US$’000.
(2)	Maximum indemnity limit: R$ 231 million for Cemig GT; R$ 214 million for Cemig D.